Investments In Affiliates (Details)	12 Months Ended
Dec. 31, 2015
Steadman Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Ensenada Express
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	Jul. 01, 2013
Marchant Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Padma
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	Jul. 08, 2013
Horton Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Petalidi
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	Jun. 26, 2013
Smales Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Elafonisos
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	Jun. 06, 2013
Geyer Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Arkadia
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	May 18, 2015
Goodway Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Monemvasia
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	Sep. 22, 2015
Kemp Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0113
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	Jun. 06, 2013
Hyde Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0114
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	Jun. 06, 2013
Skerrett Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0152
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	Dec. 23, 2013
Ainsley Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0115
Participation percentage of Costamare Ventures	25.00%
Year of establishment or acquisition	Jun. 25, 2013
Ambrose Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull NCP0116
Participation percentage of Costamare Ventures	25.00%
Year of establishment or acquisition	Jun. 25, 2013
Benedict Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2121
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	Oct. 16, 2013
Bertrand Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2122
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	Oct. 16, 2013
Beardmore Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2123
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	Dec. 23, 2013
Schofield Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2124
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	Dec. 23, 2013
Fairbank Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull HN2125
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	Dec. 23, 2013
Platt Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull YZJ1206
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	May 18, 2015
Sykes Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	Hull YZJ1207
Participation percentage of Costamare Ventures	49.00%
Year of establishment or acquisition	May 18, 2015
Connell Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Vessel name or hull name	n/a
Participation percentage of Costamare Ventures	40.00%
Year of establishment or acquisition	Dec. 18, 2013